Stockholders' Deficit (Details Narrative) - USD ($)										3 Months Ended	12 Months Ended
	Jul. 18, 2020	Jun. 30, 2020	Feb. 21, 2020	Feb. 21, 2020	Jan. 02, 2020	Jun. 17, 2019	Feb. 25, 2019	Jan. 02, 2019	Jan. 02, 2017	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Stock options outstanding											5,597,861	3,835,366	3,846,299
Stock options outstanding weighted average exercise price											$ 1.47	$ 1.34	$ 1.36
Stock options intrinsic value											$ 38,328	$ 635,536
Number of stock options granted											1,762,495	126,567
Stock option weighted average exercise price per share											$ 1.75	$ 1.15
Stock options granted, term											6 years 7 days	7 years 2 months 12 days
Number of stock options vested											1,104,044	584,895
Stock options vest and grant date fair value											$ 1.75	$ 1.46
Class of warrant or right, outstanding											4,007,058	3,826,658	3,826,658
Debt discount											$ 154,899	$ 11,370
Warrants [Member]
Compensation expense		$ 6,643	$ 95,187							$ 5,840
Warrants to purchase shares		81,600	100,000	100,000						98,800
Warrant exercise price		$ 1.25	$ 1.25	$ 1.25						$ 1.25
Class of warrant or right, expiration period		5 years								5 years
Class of warrant or right, outstanding											4,007,058	3,826,658
Class of warrant or right, outstanding, weighted average exercise price											$ 1.06	$ 1.05
Class of warrant or right, outstanding, intrinsic value											$ 782,668	$ 1,375,990
Class of warrant or right, expiration period, description			The expiration date was extended by two years from January 2, 2020 to January 2, 2022.
Debt discount		$ 80,325								$ 99,354
Series B Preferred Stock [Member] | Private Placement [Member]
Warrants to purchase shares											423,291
Warrant exercise price														$ 1.25
Class of warrant or right, expiration period														5 years
Series B Preferred Stock [Member] | Private Placement [Member] | Protagenic Warrants [Member]
Warrants to purchase shares											3,403,367
Warrant exercise price											$ 1.05
Options to Related Party [Member]
Share-based payment award, expiration period	10 years
Stock options outstanding	124,998
Stock options outstanding weighted average exercise price	$ 1.75
Dr. Buell [Member]
Share-based payment award, expiration period	48 months
Stock options outstanding	100,000
Stock options outstanding weighted average exercise price	$ 1.75
Additional Issuance of Warrants for Debt [Member] | Series B Preferred Stock [Member] | Private Placement [Member] | Protagenic Warrants [Member]
Debt instrument, face amount											$ 665,000
Additional Issuance of Warrants for Accrued Interest [Member] | Series B Preferred Stock [Member] | Private Placement [Member] | Protagenic Warrants [Member]
Accrued interest											$ 35,000
Additional Issuance of Warrants [Member] | Series B Preferred Stock [Member] | Private Placement [Member] | Protagenic Warrants [Member]
Warrants to purchase shares											295,945
Warrant exercise price											$ 1.25
Class of warrant or right, expiration period											5 years
Employees [Member]
Compensation expense											$ 1,046,795
Unamortized stock option expense											305,527
Non-Employees [Member]
Compensation expense											380,289
Unamortized stock option expense											$ 593,138
Stock Options [Member]
Number of stock options granted						25,000	101,567				1,762,495	126,567
Stock option weighted average exercise price per share						$ 1.75	$ 1.00				$ 1.00	$ 1.75
Compensation expense											$ 1,427,084	$ 797,761
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition											2 years 11 months 26 days
Stock options granted, term						10 years	10 years
Number of stock options vested							59,900
Stock options fair value						$ 36,374	$ 199,807
Number of options shares issued for settlement							59,900
Number of options shares issued for settlement, value							$ 29,850
Loss on settlement of accounts payable							$ 99,541
Stock Options [Member] | Options to Related Party [Member]
Vesting period, description	These options vest immediately
Stock options vest and grant date fair value	$ 142,607
Stock Options [Member] | Dr. Buell [Member]
Stock options vest and grant date fair value	$ 165,426
Stock Options [Member] | Settlement of Accrued Compensation [Member]
Number of stock options granted				187,497
Compensation expense				$ 93,950
Stock options fair value				$ 1,901,724
Stock Options [Member] | Vest bi-Weekly Over Two Months [Member]
Number of stock options vested							41,667
Stock Options [Member] | Options Vested Immediately [Member]
Number of stock options vested				187,497
Stock Options [Member] | Options Vested Over 12 Months [Member]
Number of stock options vested				510,000
Stock Options [Member] | Options Vested Over 24 Months [Member]
Number of stock options vested				5,000
Stock Options [Member] | Options Vested Over 36 Months [Member]
Number of stock options vested				420,000
Stock Options [Member] | Options Vested Over 48 Months [Member]
Number of stock options vested				265,000
Stock Options [Member] | Sixteen Individuals [Member]
Number of stock options granted				1,387,497
Stock option weighted average exercise price per share				$ 1.75
Stock Options [Member] | Twelve Related Parties [Member]
Number of stock options granted				1,362,497
Stock option weighted average exercise price per share				$ 1.75
Stock Options [Member] | General and Administrative Expense [Member]
Compensation expense											$ 1,354,750	698,293
Stock Options [Member] | Research and Development Expenses [Member]
Compensation expense											72,334	$ 99,468
Stock Options [Member]
Unamortized stock option expense											$ 898,665
Stock Options to Consultants [Member]
Share-based payment award, expiration period	10 years
Stock options outstanding	105,000
Stock options outstanding weighted average exercise price	$ 1.75
Vesting period, description	These options vest monthly over four years
Stock options vest and grant date fair value	$ 119,792
Recognition Upcoming Service [Member] | Dr. Buell [Member]
Share-based payment award, expiration period	12 months
Stock options outstanding	45,000
Placement Agent Warrants [Member] | Series B Preferred Stock [Member]
Warrants to purchase shares											127,346
Warrant exercise price											$ 1.25
Black-Scholes Model [Member] | Warrants [Member]
Warrants to purchase shares value		$ 86,968
Black-Scholes Model Two [Member] | Warrants [Member]
Warrants to purchase shares value										$ 105,194
2016 Plan [Member]
Number of additional shares grants for issuance					564,378			564,378	564,378
Number of shares available for grant					1,693,134			1,693,134	1,693,134		4,868,623	4,304,245
Share-based payment award, expiration period											10 years